Fair value measurement (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term investments
Gain (loss) from changes in fair value option	¥ 1,485	¥ 2,092	¥ 1,921
Investment, Type [Extensible Enumeration]	Wealth Management Product [Member]	Wealth Management Product [Member]